Leases - Maturity Analysis of Operating and Finance Lease Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Operating Leases
December 31, 2021	$ 8,042
December 31, 2022	7,693
December 31, 2023	6,302
December 31, 2024	5,625
December 31, 2025	4,972
Thereafter	34,053
Total undiscounted future minimum lease payments	66,687
Less: imputed interest	(11,500)
Operating leases	55,187	$ 35,525
Finance Leases
December 31, 2021	115
December 31, 2022	116
December 31, 2023	118
December 31, 2024	120
December 31, 2025	121
Thereafter	1,225
Total undiscounted future minimum lease payments	1,815
Less: imputed interest	(217)
Finance leases	$ 1,598	$ 0